PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Change in Decommissioning Liabilities
The following table presents the change in the decommissioning liabilities for the company:

(MILLIONS)	2025	2024
Balance, beginning of the year	$389	$726
Disposals(1)	(111)	(278)
Accretion	20	20
Changes in estimates(2)	(6)	(88)
Foreign exchange and other	25	9
Balance, end of the year	$317	$389
(1)Includes $239 million transferred to a subsidiary of the partnership in 2024.
(2)Changes in estimates are driven by changes in underlying assumptions used as inputs to determine the value of the retirement obligation.